Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 - Property And Equipment

Property and equipment, net, consists of the following:

	Useful Life	March 31, 2020	December 31, 2019
Furniture and fixtures	5-7 years	$231,222	$231,222
Computers and software	3-7 years	244,039	244,039
Leasehold improvements	15 years	157,107	157,107
		632,368	632,368
Less accumulated depreciation		(434,772)	(412,665)

Total		$197,596	$219,703

Depreciation expense was approximately $22,000 and $27,000 for the three months ended March 31, 2020 and 2019, respectively. The Company uses the straight-line depreciation method to calculate depreciation expense.

Note 6 - Property and Equipment

Property and equipment, net, consists of the following:

	Useful Life	December 31, 2019	December 31, 2018
Furniture and fixtures	5-7 years	$231,222	$149,285
Computers and software	3-7 years	244,039	278,234
Leasehold improvements	15 years	157,107	156,133
		632,368	583,652
Less accumulated depreciation		(412,665)	(316,736)

Total		$219,703	$266,916

Depreciation expense was approximately $98,000 and $95,000, respectively, for the years ended December 31, 2019 and 2018. The Company uses the straight-line depreciation method to calculate depreciation expense.